Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share
Net income	$ 1,769	$ 1,781	$ 1,646	$ 1,614	$ 591	$ 1,331	$ 1,212	$ 1,148	$ 6,810	$ 4,282
Less allocated earnings on non-vested restricted stock									(111)	(59)
Less allocated dividends on non-vested restricted stock									(145)	(155)
Net income allocated to common stockholders									$ 6,554	$ 4,068
Weighted Average Number of Shares Outstanding, Basic and Diluted (Shares)									5,525,965	4,952,471
Basic and diluted earnings per share									$ 1.19	$ 0.82